Discontined Operations	12 Months Ended
Dec. 31, 2014
Discontinued Operations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations

In June 2010, the Company completed a sales transaction whereby the Ohio Properties were sold to three new ownership entities controlled by an unaffiliated not-for-profit entity and in October 2011, the three limited partnerships that own the Ohio Properties admitted two entities that are affiliates of BC Partners as new limited partners as part of a syndication of LIHTCs. The BC Partners agreed to contribute equity to these limited partnerships, subject to the Ohio Properties meeting certain debt service coverage ratios specified in the applicable limited partnership agreements. As such, there was not sufficient equity invested at closing by the not-for-profit or BC Partners into the Ohio Properties to allow the Company to recognize a real estate sale for accounting purposes. During the first quarter of 2013, BC Partners contributed $6.5 million of capital into the Ohio Properties which was sufficient to allow the Company to recognize the sale for accounting purposes. This gain on sale of discontinued operations was approximately $1.8 million. The sale of this discontinued operation allowed the Company to begin reporting the mortgage revenue bonds related to the Ohio Properties as assets beginning with the March 31, 2013 consolidated financial statements.

The deposit method of accounting for real estate sales required both the deferral of the gain from the real estate sale and also did not allow recognition of the interest payments by the Ohio Properties to the Company between June 2010 and the date of the equity contribution by BC Partners. In conjunction with the recognition of the real estate sale, approximately $3.5 million of interest has been recognized within investment income during 2013 which represents the interest payments received from the Ohio Properties between June 2010 and December 2012. In addition, the Partnership reported approximately $1.1 million in taxable note interest income received from the Ohio Properties and $250,000 guarantee fee from the general partner of the Ohio Properties during the first quarter of 2013 (Note 2). The net fixed assets and total assets of the Ohio Properties were zero at December 31, 2014 and 2013. The deposit method of accounting also deferred the recognition of the sale of the Ohio Properties and the purchase of the mortgage revenue bonds they secure in the consolidated statement of cash flows. As such, these transactions are being recognized in the consolidated statement of cash flows in the year ending December 31, 2013.

In October 2012, the limited partnership that owns the Greens Property admitted two entities that are affiliates of BC Partners as new limited partners as part of a syndication of LIHTCs on the Greens Property. Prior to the execution of the admittance of the new limited partners, the Company had entered into an agreement to sell the Greens Property for approximately $7.3 million to an unaffiliated not-for-profit which is the general partner of the limited partnership that now owns the Greens Property.  That sale was conditional on securing the mortgage revenue bond and low-income housing tax credits from the North Carolina Housing Finance Agency.  The $961,000 BC Partners equity contribution made into this limited partnership in October 2012 was not sufficient to allow the Company to recognize a real estate sale for accounting purposes. In July 2013, BC Partners made their required $800,000 capital contribution into the Greens Property as construction was 75% complete.

The Company purchased 100% of the mortgage revenue bonds issued as part of the agreement to finance the acquisition and rehabilitation of the Greens Property. The Series A mortgage revenue bond has approximately $8.5 million par value and bear interest at 6.5% per annum. The Series B mortgage revenue bond has a $950,000 par value and bears interest at 12.0% per annum. Both series of mortgage revenue bonds mature in October 1, 2047. The Company also obtained an $850,000 taxable property loan secured by the Greens Property at closing.  The deposit method of accounting deferred the recognition of the sale of the Greens Property and the purchase of the mortgage revenue bonds it secures in the consolidated statement of cash flows. As such, these transactions are being recognized in the consolidated statement of cash flows in the year ending December 31, 2013.

The July 2013 equity payment provided sufficient invested equity to recognize a real estate sale for accounting purposes and the Company recorded the sale of this discontinued operation. This gain on sale of discontinued operations was approximately $1.4 million. The deposit method of accounting for real estate sales required both the deferral of the gain from the real estate sale and also did not allow recognition of the interest payments by the Greens Property to the Company between October 2012 and the July 2013, the date of the second equity contribution by BC Partners. In conjunction with the recognition of the real estate sale, approximately $523,000 of interest has been recognized within investment income during 2013 which represents the interest payments received from the Greens Property between October 2012 and July 31, 2013. The net fixed assets and total assets of the Greens Property were zero at December 31, 2014 and 2013.

The Eagle Ridge property sale was completed in November 2012 and resulted in the property being reported as a discontinued operation for all periods reported. The proceeds from the sale of the property was approximately $2.5 million resulting in a gain of approximately $126,000.
In August 2012, the Commons at Churchland property was sold for proceeds of approximately $8.1 million resulting in a gain of approximately $1.3 million.

The primary purpose of the Partnership is to acquire, hold, sell and otherwise deal with mortgage revenue bonds and other instruments which have been issued to provide construction and/or permanent financing for Residential Properties and other commercial properties. The Mortgage Revenue Bonds, the Public Housing Capital Fund Trust, and the Mortgage-Backed Securities segments fulfill this purpose, are long-term investments, and the properties which collateralize the mortgage revenue bonds are not owned or managed by the Partnership. The MF Property segment is comprised of indirectly owned, actively managed, and controlled multifamily properties. The MF Properties included in this segment are typically financed with third party mortgages.

Effective during the three months ended June 30, 2015, the Company changed its reportable segments due to the classification of the Company’s Consolidated VIEs as discontinued operations. The Consolidated VIE segment was comprised of the results of operations of the underlying collateral for the related mortgage revenue bonds. The Company concluded its investment in the Consolidated VIE segment was not consistent with the Company’s portfolio of assets, as described above. As such, the Company decided to implement a strategic shift in direction by discontinuing its Consolidated VIE segment. This decision was made for the following reasons:

•
The risk profile of the Consolidated VIE segment was unique as the substance of the investment was the result of the operations of the underlying properties and not the mortgage revenue bonds (which is the form of the investment).The risk profile includes:

•The underlying properties thin capitalization,
•Related party ownership groups, and
•The lack of ultimate decision-making authority.

•	The stated purpose of the Company was not to manage properties without having some type of ownership or ability to control the underlying property.

•	Subsequent to the disposition of the Consolidated VIE properties by their owners, the Company does not plan to include this type of investment as part of its strategic direction.

As such, in April 2015, separate brokerage contracts were executed to list the Consolidated VIEs, Bent Tree and Fairmont Oaks, for sale. As a result, management has determined these Consolidated VIEs met the criteria for discontinued operations presentation and have been classified as such in the Company’s consolidated financial statements for all periods presented (see Notes 2, 4, 8, 20, and 21). The Consolidated VIEs results of operations are reported in the segments as part of the discontinued operations in Net income (see Note 19).

The proceeds from these sales are expected to be more than the carrying value of each of the property’s assets and the sales are expected to be completed before December 31, 2015.

The following represents the components of the assets and liabilities of discontinued operations:

	December 31, 2014	December 31, 2013
Cash and cash equivalents	$35,772	$25,976
Restricted cash	544,233	500,877
Land	1,836,400	1,836,400
Buildings and improvements	21,204,047	20,942,439
Real estate assets before accumulated depreciation	23,040,447	22,778,839
Accumulated depreciation	(10,583,647)	(9,741,942)
Net real estate assets	12,456,800	13,036,897
Other assets	167,210	184,677
Total assets from discontinued operations	13,204,015	13,748,427
Accounts payable and accrued expenses	503,743	487,041
Mortgage payable	—	—
Total liabilities from discontinued operations	503,743	487,041
Net assets of discontinued operations	$12,700,272	$13,261,386

The following presents the revenues, expenses and income from discontinued operations:

	2014	2013	2012
Rental Revenues	$3,180,680	$3,802,805	$8,811,289
Expenses	3,127,907	3,648,937	8,053,918
Income from continuing operations of the discontinued operations	52,773	153,868	757,371
Gain on sale of discontinued operations	—	3,177,183	1,406,608
Net income from discontinued operations	$52,773	$3,331,051	$2,163,979